Preferred and Common Stock (Details)		3 Months Ended	12 Months Ended
	Sep. 16, 2021 $ / shares shares	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Sep. 15, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred stock, authorized (in shares)	10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)	232,638,568			59,851,643
Preferred stock, outstanding (in shares)		0	0		0
Conversion of stock (in shares)	1	1	1
Period following that a founder ceases services to the company		12 months	12 months
Common Class A
Class of Stock [Line Items]
Common stock, authorized (in shares)	700,000,000	700,000,000	700,000,000		700,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, issued (in shares)		165,201,225	162,789,591		49,828,517
Common stock, outstanding (in shares)		165,201,225	162,789,591		49,828,517
Voting rights, votes per share | Vote		1	1
Common Class B
Class of Stock [Line Items]
Common stock, authorized (in shares)	300,000,000	300,000,000	300,000,000		300,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, issued (in shares)		73,579,586	74,937,945		66,714,287
Common stock, outstanding (in shares)		73,579,586	74,937,945		66,714,287
Voting rights, votes per share | Vote		10	10
Conversion period		10 years	10 years
Percentage of Class B represents the aggregate of Class A		10	0.10
Percentage of founder shares held		80	0.80
Common Stock, Conversion Terms, Aggregate Percentage Of Holder Class Of Common Stock			66.67%